DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales		Cost of sales
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	$ (2,834)	$ 2,338	$ 2,413	$ (4,044)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(2,153)	8,388	3,046	(4,829)
Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	576	(2,840)	(324)	(4,843)
Unrealized net gains (losses):	(40)	201	77	1,464
Other Income, net
Derivative [Line Items]
Realized net gains (losses):	426	490	565	468
Unrealized net gains (losses):	92	(616)	1,039	(100)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	3,182	3,142	8,701	145
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):		(461)	0	(726)
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):		(3,124)	452	(5,039)
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):		745	(776)	922
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	1,153
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	(577)
Unrealized net gains (losses):	(40)	342	77	(186)
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	0
Unrealized net gains (losses):	0	(141)	0	1,650
Foreign currency forward contracts: | Other Income, net
Derivative [Line Items]
Realized net gains (losses):		0	0	0
Foreign currency forward contracts: | Other Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):		0	0	0
Foreign currency forward contracts: | Other Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):		0	0	0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	0
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	0
Unrealized net gains (losses):	0	(6)	0	0
Foreign currency forward contracts: | Other Income, net | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	426	490	565	468
Unrealized net gains (losses):	92	(610)	1,039	(100)
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	0
Unrealized net gains (losses):	0	0	0	0
Bunker fuel hedges | Other Income, net
Derivative [Line Items]
Realized net gains (losses):	0
Unrealized net gains (losses):	0	0	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(5,335)	5,246	(5,655)	(4,974)
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net gains (losses):	0	0	0	0
Interest rate swap contracts: | Other Income, net
Derivative [Line Items]
Unrealized net gains (losses):	$ 0	$ 0	$ 0	$ 0